Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill, Impaired [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following (all amounts in thousands):

	CTI/CTSAS			Total Consolidated
	Chemical Light	CTS Training	CPS	Goodwill
Balance on December 31, 2011 (1)	$51,244	$1,107	$2,978	$55,329
Impairment loss (see Notes 3 and 23)	(46,230)	(858)	0	(47,088)
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	0	(183)	0	(183)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (2)	0	166	0	166
Finalization of the CTS acquisition-related deferred tax liability (2)	0	(64)	0	(64)
Balance on December 31, 2012 (3)	5,014	168	$2,978	8,160
Impairment loss (see Notes 3 and 23)	0	(168)	0	(168)
Balance on December 31, 2013 (4)	$5,014	$0	$2,978	$7,992

(1)	Gross amount of goodwill was approximately $67.8 million as of December 31, 2011. Accumulated impairment losses were $12.5 million as of December 31, 2011.
(2)
On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with CTS and the sole stockholder of CTS. A portion of the consideration paid to the sellers of CTS is contingent upon the financial performance of the acquired business during the combined calendar years 2012 and 2013. The initial accounting for that contingent consideration liability was not complete as of December 31, 2011 since the fair value determination of that liability had not yet been finalized. The finalization of this accounting during 2012 resulted in a $166,000 increase in both CTS’ goodwill asset and contingent consideration liability. Additionally, the initial accounting for the CTS acquisition-related deferred tax liability had not yet been finalized as of December 31, 2011. The finalization of this accounting during 2012 resulted in a $64,000 decrease in both CTS’s goodwill asset and deferred tax liability.

(3)	Gross amount of goodwill was approximately $67.7 million as of December 31, 2012. Accumulated impairment losses were approximately $59.5 million as of December 31, 2012.
(4)	Gross amount of goodwill was approximately $67.7 million as of December 31, 2013. Accumulated impairment losses were approximately $59.7 million as of December 31, 2013.